December 2017
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
www.usbank.com/abs
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Trimont Real Estate Advisors, Inc.
Payment Date:
Dec 12, 2017
Prior Payment:
Nov 10, 2017
Next Payment:
Jan 12, 2018
Record Date:
Nov 30, 2017
Determination Date:
Dec 6, 2017
First Payment Date:
Aug 12, 2013
Closing Date:
Jul 31, 2013
Cut-off Date:
Jul 1, 2013
Final Distribution Date:
Jul 12, 2046
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Statement to Certificateholders

REO Additional Detail

Material Modifications, Extensions, Waivers Loan Detail

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquency Summary Report

Defeased Loan Detail

Investor Notice note page

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
December 2017
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.20600%
66,860,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.81200%
72,740,000.00
14,633,444.10
1,590,905.41
34,291.04
1,625,196.45
0.00
13,042,538.69
A-3
4.06964%
149,690,000.00
149,690,000.00
0.00
507,654.10
507,654.10
0.00
149,690,000.00
A-4
3.87100%
135,000,000.00
135,000,000.00
0.00
435,487.50
435,487.50
0.00
135,000,000.00
A-5
4.05664%
420,255,000.00
420,255,000.00
0.00
1,420,687.22
1,420,687.22
0.00
420,255,000.00
A-AB
3.71900%
89,211,000.00
89,211,000.00
0.00
276,479.76
276,479.76
0.00
89,211,000.00
X-A
0.10818%
1,032,134,000.00
907,167,444.10
0.00
81,784.05
81,784.05
0.00
905,576,538.69
X-B
0.60064%
30,014,000.00
30,014,000.00
0.00
15,023.09
15,023.09
0.00
30,014,000.00
X-C
0.60064%
56,692,540.00
56,692,540.00
0.00
28,376.67
28,376.67
0.00
56,692,540.00
A-S*
4.08964%
98,378,000.00
98,378,000.00
0.00
335,275.78
335,275.78
0.00
98,378,000.00
100.00%
B*
4.08964%
88,374,000.00
88,374,000.00
0.00
301,181.79
301,181.79
0.00
88,374,000.00
100.00%
C*
4.08964%
50,023,000.00
50,023,000.00
0.00
170,480.19
170,480.19
0.00
50,023,000.00
100.00%
D
4.08964%
76,701,000.00
76,701,000.00
0.00
261,399.78
261,399.78
0.00
76,701,000.00
E
3.48900%
30,014,000.00
30,014,000.00
0.00
87,265.71
87,265.71
0.00
30,014,000.00
F
3.48900%
13,339,000.00
13,339,000.00
0.00
38,783.14
38,783.14
0.00
13,339,000.00
G
3.48900%
43,353,540.00
43,353,540.00
0.00
126,050.42
126,050.42
0.00
43,353,540.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ*
4.08964%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
1,333,938,540.00
1,208,971,984.10
1,590,905.41
4,120,220.24
5,711,125.65
0.00
1,207,381,078.69
*The Exchange/Exchangeable Certificates
PAYMENT DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
December 2017
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
PEZ*
4.08964%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
*The Exchange/Exchangeable Certificates
EXCHANGEABLE CERTIFICATE DETAIL

December 2017
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36198EAA3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
36198EAB1
0.20117465
21.87112194
0.47141930
22.34254124
0.00000000
0.17930353
A-3
36198EAC9
1.00000000
0.00000000
3.39136950
3.39136950
0.00000000
1.00000000
A-4
36198EAD7
1.00000000
0.00000000
3.22583333
3.22583333
0.00000000
1.00000000
A-5
36198EAE5
1.00000000
0.00000000
3.38053615
3.38053615
0.00000000
1.00000000
A-AB
36198EAF2
1.00000000
0.00000000
3.09916669
3.09916669
0.00000000
1.00000000
X-A
36198EAG0
0.87892410
0.00000000
0.07923782
0.07923782
0.00000000
0.87738272
X-B
36198EAH8
1.00000000
0.00000000
0.50053608
0.50053608
0.00000000
1.00000000
X-C
36198EAL9
1.00000000
0.00000000
0.50053623
0.50053623
0.00000000
1.00000000
A-S*
36198EAP0
1.00000000
0.00000000
3.40803615
3.40803615
0.00000000
1.00000000
B*
36198EAS4
1.00000000
0.00000000
3.40803615
3.40803615
0.00000000
1.00000000
C*
36198EAY1
1.00000000
0.00000000
3.40803610
3.40803610
0.00000000
1.00000000
D
36198EBB0
1.00000000
0.00000000
3.40803614
3.40803614
0.00000000
1.00000000
E
U0403RAH3
1.00000000
0.00000000
2.90750017
2.90750017
0.00000000
1.00000000
F
U0403RAJ9
1.00000000
0.00000000
2.90749981
2.90749981
0.00000000
1.00000000
G
U0403RAK6
1.00000000
0.00000000
2.90750006
2.90750006
0.00000000
1.00000000
R
36198EBP9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ*
36198EAV7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates
FACTOR DETAIL

December 2017
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
14,633,444.10
1,590,905.39
0.02
0.00
13,042,538.69
0.00
A-3
149,690,000.00
0.00
0.00
0.00
149,690,000.00
0.00
A-4
135,000,000.00
0.00
0.00
0.00
135,000,000.00
0.00
A-5
420,255,000.00
0.00
0.00
0.00
420,255,000.00
0.00
A-AB
89,211,000.00
0.00
0.00
0.00
89,211,000.00
0.00
A-S*
98,378,000.00
0.00
0.00
0.00
98,378,000.00
0.00
B*
88,374,000.00
0.00
0.00
0.00
88,374,000.00
0.00
C*
50,023,000.00
0.00
0.00
0.00
50,023,000.00
0.00
D
76,701,000.00
0.00
0.00
0.00
76,701,000.00
0.00
E
30,014,000.00
0.00
0.00
0.00
30,014,000.00
0.00
F
13,339,000.00
0.00
0.00
0.00
13,339,000.00
0.00
G
43,353,540.00
0.00
0.00
0.00
43,353,540.00
0.00
PEZ*
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,208,971,984.10
1,590,905.39
0.02
0.00
1,207,381,078.69
0.00
*The Exchange/Exchangeable Certificates
PRINCIPAL DETAIL

December 2017
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Charges / Prepay
Distribution
Interest
Class
Interest
Shortfall
Adjustment
Shortfall
Premiums
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
34,291.04
0.00
0.00
0.00
0.00
34,291.04
0.00
A-3
507,654.10
0.00
0.00
0.00
0.00
507,654.10
0.00
A-4
435,487.50
0.00
0.00
0.00
0.00
435,487.50
0.00
A-5
1,420,687.22
0.00
0.00
0.00
0.00
1,420,687.22
0.00
A-AB
276,479.76
0.00
0.00
0.00
0.00
276,479.76
0.00
X-A
81,784.05
0.00
0.00
0.00
0.00
81,784.05
0.00
X-B
15,023.09
0.00
0.00
0.00
0.00
15,023.09
0.00
X-C
28,376.67
0.00
0.00
0.00
0.00
28,376.67
0.00
A-S*
335,275.78
0.00
0.00
0.00
0.00
335,275.78
0.00
B*
301,181.79
0.00
0.00
0.00
0.00
301,181.79
0.00
C*
170,480.19
0.00
0.00
0.00
0.00
170,480.19
0.00
D
261,399.78
0.00
0.00
0.00
0.00
261,399.78
0.00
E
87,265.71
0.00
0.00
0.00
0.00
87,265.71
0.00
F
38,783.14
0.00
0.00
0.00
0.00
38,783.14
0.00
G
126,050.42
0.00
0.00
0.00
0.00
126,050.42
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
4,120,220.24
0.00
0.00
0.00
0.00
4,120,220.24
0.00
*The Exchange/Exchangeable Certificates
INTEREST DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
December 2017
Interest
Fees
Scheduled Interest
4,207,424.21
Master Servicing Fee
84,393.13
Interest Adjustments
0.00
Special Servicing Fee
0.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
1,108.20
Net Prepayment Shortfall
0.00
CREFC Intellectual Property Royalty
Net Prepayment Interest Excess
0.00
License Fee
503.71
Interest Reserve (Deposit)/Withdrawal
0.00
Operating Advisor Fee
1,198.93
Interest Collections
4,207,424.21
Other/Miscellaneous Fee
0.00
Fee Distributions
87,203.97
Principal
Scheduled Principal
1,590,905.39
Unscheduled Principal
0.02
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
1,590,905.41
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
0.00
Other
Yield Maintenance / Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,120,220.24
Principal Distribution
1,590,905.41
Yield Maintenance / Prepayment Premium
0.00
Available Distribution Amount
5,711,125.65
Total Collections
5,798,329.62
Total Distributions
5,798,329.62
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
December 2017
Aggregate P&I Advances
Current
Outstanding
Advance
Advance
Mortgage
Outstanding
Principal
0.00
611,461.18
Loan
P&I Advances
Interest
0.00
2,979,702.23
0
0.00
Total
0.00
3,591,163.41
0
0.00
0
0.00
Aggregate Realized Losses in Related Collection Period
0.00
Agg Addt'l Trust Expenses in Related Collection Period
0.00
Mortgage Loan Stated Principal Balance
Beginning
Ending
% of Cut-Off Date Principal Balance
90.51%
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Other
0.00
Total
0.00
Controlling Class
G
Controlling Class Representative
Raith Capital Management, LLC
Totals:
0.00
1,208,971,984.87
1,207,381,079.46
MISCELLANEOUS DETAIL
P&I Advances With Respect To Each Mortgage Loan

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
December 2017
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
Goldman Sachs Mortgage Company
1541502
Citigroup Global Markets Realty Corp.
1541001
Starwood Mortgage Funding I LLC
11
/1
4
/20
17
0
2/14/2017
0
2/14/2017
1682511
Repurchase/Replacement
Status
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
December 2017
Count
Balance
Count
Balance
Totals:
Totals:
(Foreclosure Proceedings Commenced)
ADDITIONAL LOAN DETAIL
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
December 2017
Stated Principal
Amount of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
December 2017
Current Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
REO ADDITIONAL DETAIL

December 2017
GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
Income Collected
Other Amounts
Portion Included in
Most Recent
Date Appraisal
Loan ID
Book Value (Net of Related Expenses)
Received
Available Funds
Appraised Value
Performed
Totals:
REO Property Included In Trust Fund As Of Last Day Of Related Prepayment Period
REO ADDITIONAL DETAIL

GS Mortgage Securities Trust 2013-GC13
Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
December 2017
Liq Proceeds
Portion of Liq
Balance
Realized Loss on
and Other
Proceeds in
of Excess Liq
Loan ID
Mortgage Loan
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO Property Sold Or Disposed During Related Prepayment Period
REO ADDITIONAL DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2013-GC13
GS Mortgage Securities Trust 2013-GC13
December 2017
Effective
Original/
Beg Sched
Current
Current
Distribution
Modified
Interest
Bal as of
Sched
Actual
Maturity
Date
Loan ID
Group
Amounts:
Rate
P&I
Fees
Penalties Eff. Due Prd
Balance
Balance
Date
Delinquency Loan Status
Totals:
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL

December 2017
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

December 2017
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
8,042,884.62
0
0
0.00
0
0
0.00
0
0.00
Oct 2017
0.00
0.7%
0.0%
0.0%
0.0%
0.0%
0.0%
1
55,312,000.00
4.6%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

December 2017
REO STATUS REPORT
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

December 2017
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

December 2017
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

December 2017
APPRAISAL REDUCTION REPORT
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

December 2017
LOAN LEVEL DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
300630001
Office
NY
06/06/23
N
150,000,000.00
506,625.00
0.00
12/06/17
0.00
0
506,625.00
0.00
4.053
2.46
12/31/16
300630002
Retail
KY
06/06/20
N
142,079,959.10
597,134.11
0.02
12/06/17
0.00
0
322,670.03
0.00
2.720
2.21
12/31/16
300630003
Retail
MN
04/06/23
N
96,885,521.73
467,846.79
0.00
12/06/17
0.00
0
262,953.21
0.00
3.250
2.29
12/31/16
300630004
Office
VA
07/06/23
N
93,904,693.82
570,524.40
0.00
12/06/17
0.00
0
434,433.16
0.00
5.544
1.82
12/31/16
300630006
Other
NY
06/06/23
N
76,802,145.98
404,956.19
0.00
12/06/17
0.00
0
287,918.12
0.00
4.492
1.43
12/31/16
300630007
Office
TX
04/06/18
10/06/17
300630008
Multifamily
OH
05/06/23
N
33,444,997.85
169,119.43
0.00
12/06/17
0.00
0
114,457.17
0.00
4.100
1.91
12/31/16
300630009
Office
AZ
05/06/23
N
30,000,000.00
88,750.00
0.00
12/06/17
0.00
0
88,750.00
0.00
3.550
3.50
12/31/16
300630010
Retail
LA
06/06/23
N
24,829,550.75
131,035.89
0.00
12/06/17
0.00
0
85,745.65
0.00
4.137
1.60
12/31/16
300630014
Industrial
PA
07/06/23
N
20,324,542.60
134,046.54
0.00
12/06/17
0.00
0
88,879.83
0.00
5.236
1.06
12/31/16
300630015
Office
VT
06/06/23
N
20,621,235.98
108,786.96
0.00
12/06/17
0.00
0
71,152.59
0.00
4.133
2.02
12/31/16
300630017
Multifamily
IL
04/06/23
N
17,497,183.93
95,819.16
0.00
12/06/17
0.00
0
65,145.21
0.00
4.460
1.64
12/31/16
300630018
Multifamily
ID
07/06/23
N
16,554,147.98
93,385.05
0.00
12/06/17
0.00
0
66,317.95
0.00
4.800
1.48
12/31/16
300630019
Retail
XX
05/06/23
N
15,915,541.65
77,748.35
0.00
12/06/17
0.00
0
50,392.84
0.00
3.793
2.19
12/31/16
300630020
Mixed Use
NY
06/06/20
N
16,000,000.00
56,000.00
0.00
12/06/17
0.00
0
56,000.00
0.00
4.200
1.78
12/31/16
300630021
Mixed Use
NY
07/06/23
N
15,000,000.00
58,643.75
0.00
12/06/17
0.00
0
58,643.75
0.00
4.692
1.84
12/31/16
300630023
Retail
CA
07/06/23
N
13,336,170.10
76,822.31
0.00
12/06/17
0.00
0
55,727.62
0.00
5.007
1.48
12/31/16
300630025
MI
06/06/23
N
11,985,867.21
64,409.65
0.00
12/06/17
0.00
0
43,125.68
0.00
4.310
2.19
12/31/16
300630026
Mixed Use
MI
04/06/18
N
11,210,207.84
65,415.99
0.00
12/06/17
0.00
0
48,049.34
0.00
5.136
0.00
300630027
Multifamily
MI
06/06/23
N
11,076,853.45
60,020.45
0.00
12/06/17
0.00
0
40,593.89
0.00
4.390
1.58
12/31/16
300630030
Multifamily
TX
06/06/23
N
9,691,964.58
52,505.49
0.00
12/06/17
0.00
0
35,502.46
0.00
4.388
3.52
12/31/16
300630034
Other
NC
06/06/23
N
8,274,213.08
43,581.88
0.00
12/06/17
0.00
0
28,446.28
0.00
4.118
3.10
12/31/16
300630037
Self Storage
TN
02/06/23
N
7,575,512.79
40,103.52
0.00
12/06/17
0.00
0
26,246.57
0.00
4.150
0.00
300630038
Mixed Use
CA
07/06/23
N
7,245,048.03
47,264.94
0.00
12/06/17
0.00
0
30,900.34
0.00
5.107
0.86
12/31/16
300630039
Multifamily
NC
06/06/23
N
6,718,659.15
35,659.92
0.00
12/06/17
0.00
0
23,507.36
0.00
4.191
1.11
12/31/16
300630040
Multifamily
PA
07/06/23
N
6,758,666.21
38,735.52
0.00
12/06/17
0.00
0
27,957.80
0.00
4.956
1.69
12/31/16
300630043
Mixed Use
NY
05/06/23
N
6,211,214.04
31,407.89
0.00
12/06/17
0.00
0
21,256.33
0.00
4.100
1.88
12/31/16
300630044
Multifamily
PA
07/06/23
N
5,613,677.13
30,898.80
0.00
12/06/17
0.00
0
21,363.52
0.00
4.559
1.60
12/31/16
300630045
Mobile Home
OH
06/06/23
N
5,353,658.62
32,672.50
0.00
12/06/17
0.00
0
19,232.10
0.00
4.300
1.70
12/31/16
300630046
Multifamily
TX
06/06/23
N
5,372,117.07
29,103.05
0.00
12/06/17
0.00
0
19,678.50
0.00
4.388
2.88
12/31/16
300630047
Retail
IL
06/06/23
N
4,759,962.27
25,155.85
0.00
12/06/17
0.00
0
16,491.50
0.00
4.150
2.57
12/31/16
300630048
Self Storage
GA
05/06/23
N
4,689,768.66
24,697.48
0.00
12/06/17
0.00
0
16,052.91
0.00
4.100
2.69
12/31/16
300630049
Self Storage
NC
07/06/23
N
4,626,711.77
25,615.85
0.00
12/06/17
0.00
0
17,827.38
0.00
4.616
1.71
12/31/16
300630050
Retail
TX
06/06/23
N
4,563,177.08
24,496.14
0.00
12/06/17
0.00
0
16,380.47
0.00
4.300
0.00
300630051
Mixed Use
MI
06/06/23
N
4,216,865.27
23,516.05
0.00
12/06/17
0.00
0
16,438.18
0.00
4.670
1.66
12/31/16
300630052
Retail
NC
06/06/23
N
4,155,634.58
22,587.43
0.00
12/06/17
0.00
0
15,333.31
0.00
4.420
2.21
12/31/16
300630053
Retail
FL
06/06/23
N
4,031,328.01
25,140.34
0.00
12/06/17
0.00
0
15,322.68
0.00
4.550
1.61
12/31/16
300630054
Retail
WI
04/06/23
N
3,759,582.63
20,001.87
0.00
12/06/17
0.00
0
13,119.85
0.00
4.180
1.95
12/31/16
300630055
Multifamily
PA
07/06/23
N
3,671,092.67
20,414.78
0.00
12/06/17
0.00
0
14,276.85
0.00
4.659
1.63
12/31/16
300630056
Multifamily
MI
06/06/23
N
3,540,934.11
19,585.79
0.00
12/06/17
0.00
0
13,567.09
0.00
4.590
2.61
12/31/16
300630057
Multifamily
NC
04/06/23
N
3,519,000.27
20,304.66
0.00
12/06/17
0.00
0
14,753.19
0.00
5.023
0.00

December 2017
LOAN LEVEL DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
300630059
Multifamily
PA
07/06/23
N
3,259,548.52
17,849.08
0.00
12/06/17
0.00
0
12,268.72
0.00
4.509
1.67
12/31/16
300630060
Retail
MD
04/06/23
N
2,921,134.32
17,915.42
0.00
12/06/17
0.00
0
10,493.99
0.00
4.300
1.46
12/31/16
300630062
Multifamily
TX
06/06/23
N
2,708,363.37
17,625.21
0.00
12/06/17
0.00
0
11,423.79
0.00
5.050
1.94
12/31/16
300630065
Self Storage
FL
05/06/23
N
2,168,102.63
12,864.46
0.00
12/06/17
0.00
0
7,155.46
0.00
3.950
4.03
12/31/16
300630066
Self Storage
FL
05/06/23
N
2,035,361.68
12,076.84
0.00
12/06/17
0.00
0
6,717.37
0.00
3.950
4.44
12/31/16
300630067
Self Storage
FL
05/06/23
N
1,946,867.67
11,551.76
0.00
12/06/17
0.00
0
6,425.31
0.00
3.950
4.53
12/31/16
304100977
Office
NY
06/06/23
N
100,000,000.00
369,500.00
0.00
12/06/17
0.00
0
369,500.00
0.00
4.434
1.78
12/31/16
304100986
Self Storage
OK
07/06/23
N
3,344,390.57
18,714.26
0.00
12/06/17
0.00
0
13,176.39
0.00
4.720
1.88
12/31/16
340100966
Multifamily
TX
04/06/23
N
8,017,773.04
40,881.57
0.00
11/06/17
0.00
B
27,840.16
0.00
4.160
1.50
12/31/16
340100967
Self Storage
AZ
06/06/23
07/15/16
340100969
Self Storage
TX
06/06/23
N
2,693,679.10
15,267.93
0.00
12/06/17
0.00
0
10,859.80
0.00
4.830
0.00
340100970
Retail
FL
06/06/23
N
2,601,680.90
14,461.20
0.00
12/06/17
0.00
0
10,812.12
0.00
4.980
1.50
12/31/16
340100971
Self Storage
LA
06/06/23
N
3,928,175.82
21,483.65
0.00
12/06/17
0.00
0
14,690.55
0.00
4.480
3.06
12/31/16
340100972
Self Storage
LA
06/06/23
N
2,264,478.00
12,384.69
0.00
12/06/17
0.00
0
8,468.67
0.00
4.480
3.56
12/31/16
417000114
Retail
TN
07/06/23
N
10,231,649.81
59,810.11
0.00
12/06/17
0.00
0
44,004.28
0.00
5.153
1.55
12/31/16
417000117
Multifamily
NV
07/06/23
N
3,000,692.29
18,028.96
0.00
12/06/17
0.00
0
13,598.18
0.00
5.430
1.35
12/31/16
695100143
Other
OR
06/06/23
N
21,164,898.82
112,205.63
0.00
12/06/17
0.00
0
73,857.98
0.00
4.180
2.08
12/31/16
695100152
Retail
TX
06/06/23
N
13,880,870.25
76,574.27
0.00
12/06/17
0.00
0
52,883.68
0.00
4.564
1.53
12/31/16
695100153
Retail
NC
06/06/23
N
7,862,790.41
43,255.32
0.00
12/06/17
0.00
0
29,778.85
0.00
4.537
1.88
12/31/16
695100154
Multifamily
LA
07/06/23
N
8,333,379.25
45,510.81
0.00
12/06/17
0.00
0
31,185.63
0.00
4.483
1.50
12/31/16
695100155
Mobile Home
IL
07/06/23
N
18,071,953.49
99,348.94
0.00
12/06/17
0.00
0
68,594.18
0.00
4.547
2.19
12/31/16
695100157
Mobile Home
AZ
07/06/23
N
8,623,521.63
47,592.59
0.00
12/06/17
0.00
0
33,004.78
0.00
4.585
1.71
12/31/16
695100158
Multifamily
KY
07/06/23
N
9,728,452.57
53,376.79
0.00
12/06/17
0.00
0
36,771.35
0.00
4.528
0.00
695100159
Multifamily
IL
07/06/23
N
12,805,290.27
71,042.13
0.00
12/06/17
0.00
0
49,554.12
0.00
4.636
2.01
12/31/16
695100160
Multifamily
TX
07/06/23
N
21,178,858.46
113,506.04
0.00
12/06/17
0.00
0
82,277.46
0.00
4.655
1.46
12/31/16
695100161
Office
TX
07/06/23
N
2,791,758.60
14,962.16
0.00
12/06/17
0.00
0
10,845.67
0.00
4.655
1.56
12/31/16
1,207,381,079.46
5,798,329.59
0.02
0.00
67
Totals:
Count:
4,207,424.20
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

December 2017
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

December 2017
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

December 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
0M to 4.9M
24
$81,198,290.79
6.73%
5M to 9.9M
15
$111,380,647.60
9.22%
10M to 14.9M
7
$84,526,908.93
7.00%
15M to 19.9M
6
$99,038,827.05
8.20%
20M to 24.9M
5
$108,119,086.61
8.95%
30M to 34.9M
2
$63,444,997.85
5.25%
75M to 79.9M
1
$76,802,145.98
6.36%
90M to 94.9M
1
$93,904,693.82
7.78%
95M to 99.9M
1
$96,885,521.73
8.02%
100M to 104.9M
1
$100,000,000.00
8.28%
140M to 144.9M
1
$142,079,959.10
11.77%
150M to 154.9M
1
$150,000,000.00
12.42%
Total
65
$1,207,381,079.46
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
14
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
30
M
t
o
34.9M
75
M
t
o
79.9M
90
M
t
o
94.9M
95
M
t
o
99.9M
10
0M
to
10
4.9M
14
0M
to
14
4.9M
15
0M
to
15
4.9M
Count
Balance ($)
%
2.500% - 2.740%
1
$142,079,959.10
11.77%
3.250% - 3.490%
1
$96,885,521.73
8.02%
3.500% - 3.740%
1
$30,000,000.00
2.48%
3.750% - 3.990%
4
$22,065,873.63
1.83%
4.000% - 4.240%
14
$316,067,369.06
26.18%
4.250% - 4.490%
14
$263,945,769.89
21.86%
4.500% - 4.740%
17
$142,248,043.73
11.78%
4.750% - 4.990%
4
$28,608,174.19
2.37%
5.000% - 5.240%
7
$68,574,982.02
5.68%
5.250% - 5.490%
1
$3,000,692.29
0.25%
5.500% - 5.740%
1
$93,904,693.82
7.78%
Total
65
$1,207,381,079.46
100.00%
Gross Rate
Total Weighted Average Rate: 4.18%
0
4
8
12
16
20
24
28
2.500% -
2.740%
3.250% -
3.490%
3.500% -
3.740%
3.750% -
3.990%
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%

December 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
NEW YORK
6
$364,013,360.02
30.15%
KENTUCKY
2
$151,808,411.67
12.57%
MINNESOTA
1
$96,885,521.73
8.02%
VIRGINIA
1
$93,904,693.82
7.78%
TEXAS
9
$70,898,561.55
5.87%
ILLINOIS
4
$53,134,389.96
4.40%
MICHIGAN
5
$42,030,727.88
3.48%
PENNSYLVANIA
5
$39,627,527.13
3.28%
LOUISIANA
4
$39,355,583.82
3.26%
OHIO
2
$38,798,656.47
3.21%
ARIZONA
2
$38,623,521.63
3.20%
NORTH CAROLINA
6
$35,157,009.26
2.91%
OREGON
1
$21,164,898.82
1.75%
VERMONT
1
$20,621,235.98
1.71%
CALIFORNIA
2
$20,581,218.13
1.70%
TENNESSEE
2
$17,807,162.60
1.47%
IDAHO
1
$16,554,147.98
1.37%
VARIOUS
1
$15,915,541.65
1.32%
FLORIDA
5
$12,783,340.89
1.06%
GEORGIA
1
$4,689,768.66
0.39%
WISCONSIN
1
$3,759,582.63
0.31%
OKLAHOMA
1
$3,344,390.57
0.28%
NEVADA
1
$3,000,692.29
0.25%
MARYLAND
1
$2,921,134.32
0.24%
Total
65
$1,207,381,079.46
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
28
32
NEW YORK
KENTUCKY
M
IN
NESOTA
VIRGINIA
TEXAS
IL
LIN
O
IS
M
IC
HIGAN
PENNSYLVANIA
LOUISIANA
OH
IO
ARIZONA
NO
RTH CAROLINA
OR
EGON
VER
M
ONT
CALIFORNIA
TENNESSEE
IDAH
O
VARIO
US
FLORIDA
GE
O
RGIA
WISCONSIN
OKLAH
O
MA
NEVADA
M
ARY
LA
ND
Count
Balance ($)
%
Industrial
1
$20,324,542.60
1.70%
Mixed Use
6
$59,883,335.18
5.01%
Mobile Home Park
3
$32,049,133.74
2.68%
Multifamily
20
$192,491,652.17
16.10%
Office
6
$397,317,688.40
33.24%
Other
3
$106,241,257.88
8.89%
Retail
15
$351,814,553.59
29.43%
Self Storage
10
$35,273,048.69
2.95%
Total
64
$1,195,395,212.25
100.00%
Property Type
1.7
Industrial
5.0
Mixed Use
2.7
Mobile Home Park
16.1
Multifamily
33.2
Office
8.9
Other
29.4
Retail
3.0
Self Storage
Industrial
1.7%
Mixed Use
5.0%
Mobile Home Park
2.7%
Multifamily
16.1%
Office
33.2%
Other
8.9%
Retail
29.4%
Self Storage
3.0%
Total:
100.0%

December 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
51 - 53
24
$453,133,453.88
37.53%
54 - 56
39
$515,282,144.75
42.68%
57 - 59
2
$238,965,480.83
19.79%
Total
65
$1,207,381,079.46
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 54
0
5
10
15
20
25
30
35
40
45
51 - 53
54 - 56
57 - 59
Count
Balance ($)
%
6 - 8
1
$11,210,207.84
0.93%
30 - 32
2
$158,079,959.10
13.09%
63 - 65
14
$233,068,562.62
19.30%
66 - 68
48
$805,022,349.90
66.68%
Total
65
$1,207,381,079.46
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 61
0
10
20
30
40
50
60
70
6 - 8
30 - 32
63 - 65
66 - 68

December 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
0.500% - 0.99
1
$20,324,542.60
1.68%
1.000% - 1.49
13
$250,499,341.08
20.75%
1.500% - 1.99
22
$326,931,825.40
27.08%
2.000% - 2.49
10
$325,061,673.42
26.92%
2.500% - 2.99
6
$189,527,680.93
15.70%
3.000% - 3.49
4
$24,158,831.48
2.00%
3.500% - 3.99
1
$30,000,000.00
2.48%
4.000% - 4.49
2
$4,203,464.31
0.35%
4.500% - 4.99
1
$1,946,867.67
0.16%
Not Avail.
5
$34,726,852.57
2.88%
Total
65
$1,207,381,079.46
100.00%
DSCR
Total Weighted Average DSCR: 1.94
0
4
8
12
16
20
24
28
0.500%
- 0
.9
9
1.000%
- 1
.4
9
1.500%
- 1
.9
9
2.000%
- 2
.4
9
2.500%
- 2
.9
9
3.000%
- 3
.4
9
3.500%
- 3
.9
9
4.000%
- 4
.4
9
4.500%
- 4
.9
9
No
t Ava
il.
48.65%
Amortizing Balloon
24.52%
IO Maturity Balloon
26.84%
IO/Amortizing/Balloon
Amortizing Balloon
48.65%
IO Maturity Balloon
24.52%
IO/Amortizing/Balloon
26.84%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
51
$587,337,149.84
48.65%
IO Maturity Balloon
4
$296,000,000.00
24.52%
IO/Amortizing/Balloon
10
$324,043,929.62
26.84%
Total
65
$1,207,381,079.46
100.00%
Amortization Type

December 2017
Delinquency Summary Report
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
65
1,207,381,079.46
100.00%
1,207,394,120.89
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
65
1,207,381,079.46
100.00%
1,207,394,120.89
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
65
1,207,381,079.46
100.00%
1,207,394,120.89
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
65
1,207,381,079.46
100.00%
1,207,394,120.89
Group 0
Current
Current
100.0%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

December 2017
DEFEASED LOAN DETAIL
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
11,210,207.84
04/06/2018
5.14
F
300630026
7,575,512.79
02/06/2023
4.15
F
300630037
3,519,000.27
04/06/2023
5.02
F
300630057
2,693,679.10
06/06/2023
4.83
F
340100969
9,728,452.57
07/06/2023
4.53
F
695100158
34,726,852.57
Count:
Totals:
5
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

December 2017
Investor Notice
GS Mortgage Secuirities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.

Document Outline

  Table of Contents
    Statement to Certificateholders
    REO Additional Detail
    Material Modifications, Extensions, Waivers Loan Detail
    Bond Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Delinquency Summary Report
    Defeased Loan Detail
    Investor Notice note page